Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

3. Related party transactions

The Partnership has the following balances with related parties, which have been included in the unaudited condensed consolidated statements of financial position:

Amounts due to related parties
	December 31, 2020	June 30, 2021
Due to GasLog LNG Services (a)	7,361	1,392
Due to GasLog (b)	164	74
Total	7,525	1,466
(a)	The balances represent mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balances represent mainly payments made by GasLog on behalf of the Partnership.

Loans due to related parties

The main terms of the revolving credit facility of $30,000 with GasLog (the “Sponsor Credit Facility”) have been disclosed in the annual consolidated financial statements for the year ended December 31, 2020. Refer to Note 6 “Borrowings”.

As of December 31, 2020 and June 30, 2021, the amount outstanding under the Sponsor Credit Facility was nil.

The main terms of the Partnership’s related party transactions, including the commercial management agreements, administrative services agreement and ship management agreements with GasLog and GasLog LNG Services, have been disclosed in the annual consolidated financial statements for the year ended December 31, 2020. Refer to Note 13 “Related Party Transactions”.

The Partnership had the following transactions with such related parties, which have been included in the unaudited condensed consolidated statements of profit or loss for the three and six months ended June 30, 2020 and 2021:

			For the three months ended		For the six months ended
Company	Details	Account	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
GasLog/ GasLog LNG Services(i)	Commercial management fees	General and administrative expenses	1,350	1,350	2,700	2,700
GasLog	Administrative services fees(ii)	General and administrative expenses	1,959	1,177	3,919	2,354
GasLog LNG Services	Management fees	Vessel operating costs	1,932	1,932	3,864	3,864
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	20	—	30	10
GasLog	Commitment fee under Sponsor Credit Facility	Financial costs	76	76	152	151
GasLog	Realized loss on interest rate swaps held for trading (Note 12)	Gain/(loss) on derivatives	832	1,373	1,125	2,692
GasLog	Realized loss on forward foreign exchange contracts held for trading (Note 12)	Gain/(loss) on derivatives	234	—	409	—
(i)	Effective July 21, 2020 and October 1, 2020, the commercial management agreements between the vessel-owning entities and GasLog were novated to GasLog LNG Services as the provider of commercial management services.
(ii)	Effective January 1, 2021, the administrative services fee was reduced to $314 per vessel per year, from $523 effective since January 1, 2020.